Exhibit 99.2

Composition of the Receivables

as of  [May 31, 2007]

Weighted Average Adjusted APR	Aggregate Statistical Contract Value	Number of Receivables	Weighted Average Remaining Term	Weighted Average Original Term	Average Statistical Contract Value

5.17%	$1,206,288,072.49	29,717	48.15 months	53.01 months	$40,592.53

Average Original Statistical Contract Value	Average Outstanding Contract Balance	Average Age of Contract	Weighted Average Advance Rate

$42,219.14	$40,592.53	4.86 months	86.58

Distribution by Receivable Type of the Receivables Pool

as of [May 31, 2007]

Receivables Type	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value

Retail Installment Contracts	29,077	$1,198,183,385.07	99.33%

Consumer Installment Contracts	640	$8,104,687.42	0.67%

Distribution by Contract Annual Percentage Rate of the Receivables

as of [May 31, 2007]

APR Range	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value
0.000% to 0.999%	7,538	214,901,474.64	17.82%
1.000% to 1.999%	774	32,466,569.71	2.69%
2.000% to 2.999%	1,306	60,144,966.74	4.99%
3.000% to 3.999%	1,978	89,405,139.66	7.41%
4.000% to 4.999%	2,462	105,956,618.11	8.78%
5.000% to 5.999%	3,604	156,211,596.57	12.95%
6.000% to 6.999%	2,790	138,526,643.41	11.48%
7.000% to 7.999%	3,988	227,214,326.68	18.84%
8.000% to 8.999%	1,396	90,853,122.07	7.53%
9.000% to 9.999%	1,422	37,196,623.44	3.08%
10.000% to 10.999%	1,073	27,891,878.74	2.31%
11.000% to 11.999%	647	13,769,218.32	1.14%
12.000% to 12.999%	331	4,792,708.57	0.40%
13.000% to 13.999%	278	5,146,694.44	0.43%
14.000% to 14.999%	75	1,039,266.80	0.09%
15.000% to 15.999%	45	636,581.61	0.05%
16.000% to 16.999%	6	55,005.27	0.00%
17.000% to 17.999%	4	79,637.71	0.01%
Total	29,717	$1,206,288,072.49	100.00%

Distribution by Advance Rate as of [May 31, 2007]

Adv Rate Range	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value
Up to 1%	5	407,568.05	0.03%
1% to 20%	80	1,343,884.27	0.11%
21% to 40%	715	17,460,265.35	1.45%
41% to 60%	2,988	109,361,859.88	9.07%
61% to 80%	6,420	269,390,560.32	22.33%
81% to 100%	12,496	525,387,486.13	43.55%
101% to 120%	6,537	260,523,923.65	21.60%
121% to 140%	462	21,095,502.92	1.75%
More than 140%	14	1,317,021.92	0.11%
Total	29,717	$1,206,288,072.49	100.00%

There were no previously securitized receivables that have been reacquired by CNH Capital America through the exercise of its clean-up call on a prior transaction in this transaction.

Distribution by Equipment Type of the Receivables

as of [May 31, 2007]

EquipType	New or Used	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value
Agricultural	New	12,212	462,324,835.18	38.33%
	Used	10,319	402,867,763.70	33.40%
Agricultural Total		22,531	$865,192,598.88	71.72%
Construction	New	4,660	243,917,058.19	20.22%
	Used	1,886	89,073,728.00	7.38%
Construction Total		6,546	$332,990,786.19	27.60%
Consumer	New	583	7,513,144.33	0.62%
	Used	57	591,543.09	0.05%
Consumer Total	640	8,104,687.42	0.67%
Grand Total		29,717	$1,206,288,072.49	100.00%

Distribution by Payment Frequency of the Receivables

as of [May 31, 2006]

Payment Frequency	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value
Annual	13,704	643,557,771.77	53.35%
Semi-Annual	800	30,611,110.50	2.54%
Quarterly	222	9,136,278.68	0.76%
Monthly	14,206	458,260,055.56	37.99%
Irregular	785	64,722,855.98	5.37%
Total	29,717	$1,206,288,072.49	100.00%

(1)           Approximately 18.37%, 12.67%, 13.78%, 2.37%, 0.14%, 0.22%, 0.45%, 0.25%, 2.48%, 9.27%, 15.74% and 24.25% of the annual receivables have scheduled payments in January, February, March, April, May, June, July, August, September, October, November and December, respectively.

Distribution by Current Statistical Contract Value of the Receivables

as of [May 31 , 2007]

Stat Con Value Range	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value
Up to $5,000.00	1,157	4,106,519.72	0.34%
$5,000.01 to $10,000.00	3,441	26,201,395.30	2.17%
$10,000.01 to $15,000.00	4,194	52,418,779.60	4.35%
$15,000.01 to $20,000.00	3,684	64,130,936.96	5.32%
$20,000.01 to $25,000.00	2,831	63,266,658.46	5.24%
$25,000.01 to $30,000.00	2,163	59,281,321.50	4.91%
$30,000.01 to $35,000.00	1,714	55,201,745.74	4.58%
$35,000.01 to $40,000.00	1,290	48,215,655.21	4.00%
$40,000.01 to $45,000.00	989	41,797,785.15	3.46%
$45,000.01 to $50,000.00	905	42,833,889.83	3.55%
$50,000.01 to $55,000.00	775	40,468,130.29	3.35%
$55,000.01 to $60,000.00	661	37,938,740.35	3.15%
$60,000.01 to $65,000.00	573	35,644,111.14	2.95%
$65,000.01 to $70,000.00	516	34,783,677.46	2.88%
$70,000.01 to $75,000.00	436	31,549,775.68	2.62%
$75,000.01 to $80,000.00	369	28,573,822.22	2.37%
$80,000.01 to $85,000.00	354	29,143,119.77	2.42%
$85,000.01 to $90,000.00	312	27,245,305.02	2.26%
$90,000.01 to $95,000.00	324	29,945,772.61	2.48%
$95,000.01 to $100,000.00	253	24,651,993.25	2.04%
$100,000.01 to $200,000.00	2,418	321,151,247.33	26.62%
$200,000.01 to $300,000.00	269	62,729,453.92	5.20%
$300,000.01 to $400,000.00	40	14,098,702.71	1.17%
$400,000.01 to $500,000.00	18	8,050,019.33	0.67%
More than $500,000.00	31	22,859,513.94	1.90%
Total	29,717	$1,206,288,072	100.00%

Geographic Distribution of the Receivables as of [May 31, 2007]

State(1)	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value
Alabama	263	9,315,463.52	0.77%
Arizona	282	13,401,988.64	1.11%
Arkansas	720	35,585,404.28	2.95%
California	962	46,184,510.02	3.83%
Colorado	414	18,230,099.44	1.51%
Connecticut	114	4,583,999.15	0.38%
Delaware	97	4,594,827.87	0.38%
District of Columbia	1	27,023.19	0.00%
Florida	470	19,142,437.08	1.59%
Georgia	748	28,531,934.62	2.37%
Idaho	362	18,570,085.63	1.54%
Illinois	1901	92,167,903.74	7.64%
Indiana	1197	49,034,961.35	4.06%
Iowa	1838	89,850,753.15	7.45%
Kansas	786	35,426,124.69	2.94%
Kentucky	741	24,451,217.03	2.03%
Louisiana	359	19,690,829.18	1.63%
Maine	130	4,342,657.34	0.36%
Maryland	432	12,902,402.33	1.07%
Massachusetts	80	2,920,094.72	0.24%
Michigan	858	26,342,371.39	2.18%
Minnesota	1596	70,582,129.72	5.85%
Mississippi	429	21,145,174.63	1.75%
Missouri	953	33,598,312.32	2.79%
Montana	279	10,430,154.79	0.86%
Nebraska	833	41,542,992.12	3.44%
Nevada	82	4,169,292.12	0.35%
New Hampshire	82	2,945,743.29	0.24%
New Jersey	239	6,844,964.28	0.57%
New Mexico	147	6,627,859.61	0.55%
New York	1120	28,775,356.72	2.39%
North Carolina	823	33,057,738.26	2.74%
North Dakota	524	28,420,041.14	2.36%
Ohio	1058	37,654,102.45	3.12%
Oklahoma	435	14,740,452.58	1.22%
Oregon	456	19,566,066.96	1.62%
Pennsylvania	1108	31,840,892.86	2.64%
Rhode Island	16	580,035.53	0.05%
South Carolina	444	14,407,314.37	1.19%
South Dakota	701	27,440,183.39	2.27%
Tennessee	760	27,731,504.62	2.30%
Texas	1978	81,216,619.17	6.73%
Utah	216	7,896,852.26	0.65%
Vermont	106	3,138,058.07	0.26%
Virginia	571	16,596,955.45	1.38%
Washington	576	30,185,078.40	2.50%
West Virginia	130	5,889,396.36	0.49%
Wisconsin	1077	33,880,348.31	2.81%
Wyoming	88	4,344,231.28	0.36%
Alaska	29	1,432,325.13	0.12%
Hawaii	106	4,310,807.94	0.36%
Total	29,717	1,206,288,072.49	100.00%

(1)  Based upon billing addresses of the obligors.